Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

At June 30, 2016 and December 31, 2015, property and equipment consists of the following:

	June 30, 2016	December 31, 2015
Computer equipment	$111,196	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	35,897	35,897
	$168,396	$168,396
Less accumulated depreciation and amortization	143,718	139,885
Total	$24,678	$28,511

At December 31, 2015 and 2014, property and equipment consists of the following:

	2015	2014
Computer equipment	$111,196	$120,513
Furniture and fixtures	21,303	22,323
Leasehold improvements	35,897	55,102
	168,396	197,938
Less accumulated depreciation and amortization	139,885	161,838
Total	$28,511	$36,100